COMMITMENTS (June 2016 Note)	12 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

(a)	Related Party Transactions

The Company leases its main Gardner facility from a corporation owned by Mr. Richard E. Forkey, who resigned from the Company’s board of directors on July 9, 2014. The Company is currently a tenant-at-will, paying rent of $9,000 per month. Total rent expense paid or accrued to such related party was $108,000 in each of fiscal years 2016 and 2015, and is included in the Company’s accompanying consolidated statements of operations.

On October 19, 2015, the Company entered into agreements with accredited investors for the sale and purchase of 1,044,776 shares of the Company’s common stock, $0.01 par value at a purchase price of $0.67 per share. The Company received $700,000 in gross proceeds from the offering. The Company used the net proceeds from this placement for general working capital purposes.

In conjunction with the placement, the Company also entered into a registration rights agreement with the investors, whereby it was obligated to file a registration statement with the Securities Exchange Commission on or before 90 calendar days after October 19, 2015 to register the resale by the investors of the 1,044,776 shares of common stock purchased in the placement.

Pursuant to the above transaction, the Company’s director Mr. Schwartz purchased 14,925 shares of common stock at an aggregate purchase price of $10,000, and the Chairman of the Board Mr. Woodward, as principal of MHW Partners, L.P., purchased 87,313 shares of common stock at an aggregate purchase price of $58,500.

Transactions with Stockholders Known by the Company to Own 5% or More of the Company’s Common Stock

Pursuant to the October 2015 placement described above, Hershey Strategic Capital, L.P. purchased 37,313 shares of common stock at an aggregate purchase price of $25,000. At the time of the transaction, Hershey Strategic Capital was a beneficial owner of more than 5% of outstanding common stock.

On July 1 through July 7, 2014, the Company closed agreements with institutional and accredited investors for the sale and purchase of 1,717,152 shares of the Company’s common stock, $0.01 par value at a purchase price of $0.60 per share. The Company received $1,030,291 in gross proceeds from the offering. The Company used the net proceeds from this placement for general working capital purposes. Of this amount, $50,000 was received in June 2014 and the remainder was received in July 2014.

In conjunction with the placement, the Company also entered into a registration rights agreement with the Investors, whereby the Company was obligated to file a registration statement with the Securities Exchange Commission on or before 45 calendar days after July 1, 2014 to register the resale by the investors of the 1,717,152 shares of the common stock purchased in the placement. Subsequent to the execution of the agreement, the parties agreed to extend the time period by which the Company was obligated to file a registration statement with the Securities Exchange Commission. The registration statement was filed with the Securities Exchange Commission on October 9, 2014, in accordance with the extended timetable, and became effective on October 30, 2014.

Pursuant to the above transaction, Mr. Arnold Schumsky purchased 83,334 shares of common stock in exchange for an aggregate price of $50,000 and MHW Capital Partners, LP purchased 125,000 shares of common stock in exchange for an aggregate price of $75,000. Arnold Schumsky and MHW Capital Partners, LP were beneficial owners of more than 5% of the Company’s outstanding common stock at the time of the transaction. Mr. Woodward is the principal of MHW Capital Partners, LP, and holds the power to vote and direct the disposition of the shares of common stock owned by MHW Partners, LP. Pursuant to the transaction described above, Mr. Woodward was subsequently appointed as Chairman of the Company’s Board of Directors on July 9, 2014.

(b)	Capital Lease Obligation

The Company entered into a five-year capital lease obligation in January 2016 for the acquisition of manufacturing equipment with payments totaling $51,252. At June 30, 2016, future minimum lease payments under the capital lease obligation are as follows:

Fiscal Year Ending June 30:	Amount
2017	$10,250
2018	10,250
2019	10,250
2020	10,250
2021	5,126
Total minimum payments	46,126
Less: amount representing interest	6,314
Present value of minimum lease payments	39,812
Less: current portion	7,857
$31,955

The net book value of assets held under capital leases is $39,575 at June 30, 2016.

(c)	Operating Lease Commitments

The Company’s operating leases for its office space and equipment expired at various dates during fiscal year 2016 and the Company is continuing those rents on a month to month tenant at will basis. Rent expense on operating leases, excluding the related party rent described above, was $44,368 and $58,077 for the years ended June 30, 2016 and 2015, respectively.